Business segments	12 Months Ended
Dec. 31, 2012
Business segments
26.	Business segments

In the first quarter of 2013, the Company changed its operating segments from four operating segments: (i) Market Making, (ii) Institutional Sales and Trading, (iii) Electronic Execution Services and (iv) Corporate and Other to three operating segments: (i) Market Making; (ii) Global Execution Services; and (iii) Corporate and Other. This change was made to better reflect the Company’s client offerings, changes in senior management, the combination of the institutional equities sales teams and how the businesses are managed.

The Market Making segment principally consists of market making in global equities and listed domestic options. Market Making primarily includes client, and to a lesser extent, non-client electronic market making and cash trading activities in which the Company operates as a market maker in equity securities. Market Making also includes the Company’s option market making business which trades on substantially all domestic electronic exchanges.

The Global Execution Services segment offers access via its electronic agency-based platforms to markets and self-directed trading in equities, options, fixed income, foreign exchange and futures. In contrast to Market Making segment, Global Execution Services segment generally does not act as a principal to transactions that are executed within this segment however, it will commit capital on behalf of clients, as needed, and generally earns commissions for acting as agent between the principals to the trade. Global Execution Services includes equity (including ETFs) sales and trading, reverse mortgage origination and securitization and asset management. This segment also facilitates client orders through program, block, and riskless principal trades and provides capital markets services, including equity offerings as well as private placements. The Global Execution Services segment also includes the FCM business, which comprises certain assets and liabilities that the Company acquired or assumed from the futures division of Penson Financial Services, Inc. on June 1, 2012. This business provides execution and clearing services on major U.S. and European futures and options exchanges for clients.

The Corporate and Other segment invests in strategic financial services-oriented opportunities, allocates, deploys and monitors all capital, and maintains corporate overhead expenses and other expenses that are not attributable to the other segments. The Corporate and Other segment houses functions that support Knight’s other segments such as self-clearing services, including stock lending, and other support and overhead.

The Company’s revenues, income (loss) from continuing operations before income taxes (“Pre-tax earnings”) and total assets by segment are summarized in the following table (in thousands):

	MARKET MAKING	GLOBAL EXECUTION SERVICES	CORPORATE AND OTHER	CONSOLIDATED TOTAL
For the year ended December 31, 2012:
Revenues	$60,940	$495,331	$33,980	$590,251
Pre-tax earnings	(368,477)	29,480	(73,893)	(412,890)

Total assets	1,708,617	5,786,687	1,833,633	9,328,938

For the year ended December 31, 2011:
Revenues	$704,471	$524,617	$19,079	$1,248,167
Pre-tax earnings	256,080	32,874	(74,128)	214,826

Total assets	2,103,887	3,063,579	1,671,695	6,839,161

For the year ended December 31, 2010:
Revenues	$549,128	$413,525	$2,728	$965,381
Pre-tax earnings	209,868	44,284	(77,439)	176,713

Total assets	1,801,002	1,692,084	767,483	4,260,570

Included in Market Making revenues for the year ended December 31, 2012 is a trading loss of $457.6 million related to the August 1, 2012 technology issue.

Included in Pre-tax earnings for the year ended December 31, 2012 is a writedown of assets of $28.7 million which includes $11.9 million for Market Making and $16.8 million for Global Execution Services. Additionally, the Corporate and Other segment includes $11.2 million in professional fees related to the August 1, 2012 technology issue and the announced Merger.

Included in revenues for the year ended December 31, 2012 is a Facebook IPO trading loss of $35.4 million which includes $26.0 million for Market Making and $9.4 million for Global Execution Services.

Included in revenues for the year ended December 31, 2012 in the Corporate and Other segment is a writedown of a strategic investment of $11.4 million as well as a gain on a strategic investment of $10.0 million.

Included in Pre-tax earnings for the year ended December 31, 2011 is a Restructuring charge of $24.2 million which includes $0.5 million for Market Making, $19.8 million for Global Execution Services and $3.8 million for Corporate and Other.

Included in Pre-tax earnings for the year ended December 31, 2010 is a Restructuring charge of $3.8 million which includes $1.6 million for Market Making, $1.5 million for Global Execution Services and $0.7 million for Corporate and Other.

Excluded from total revenues for the year ended 2010 are fees of $2.9 million recorded within Loss from discontinued operations, net of tax resulting from the Company acting as joint lead manager in its Note offering (see Footnote 13 “Long-Term Debt”). An offsetting elimination was included in Corporate and Other revenues to eliminate this fee for consolidation purposes.

Total Assets do not include Assets of business held for sale of $449.5 million, $313.8 million and $409.6 million at December 31, 2012, 2011 and 2010, respectively.

Prior year amounts have been recast to conform with current year segment presentation.

The Company operates in the U.S. and internationally, primarily in Europe and Asia. The following table presents Revenues by geographic area (in thousands):

	U.S.	INTERNATIONAL	CONSOLIDATED TOTAL
For the year ended December 31, 2012:
Revenues	$529,143	$61,108	$590,251

For the year ended December 31, 2011:
Revenues	$1,165,867	$82,300	$1,248,167

For the year ended December 31, 2010:
Revenues	$896,051	$69,330	$965,381